17. RELATED PARTIES TRANSACTIONS (Details 6) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
EMESA [member]
Disclosure of transactions between related parties [line items]
Payment of dividends	$ (9)	$ (1)	$ (2)
Total related parties [member]
Disclosure of transactions between related parties [line items]
Payment of dividends	(9)	(1)	(2)
Other [member]
Disclosure of transactions between related parties [line items]
Payment of dividends
TGS [member]
Disclosure of transactions between related parties [line items]
Payment of dividends
OCP [member]
Disclosure of transactions between related parties [line items]
Payment of dividends